UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 3,654,410	$ 3,766,192
Cost of revenues	(3,349,020)	(3,182,743)
Gross profit	305,390	583,449
Operating expenses:
Selling and marketing	(468,864)	(207,160)
General and administrative	(3,975,268)	(397,873)
Research and development	(1,039,528)	(2,213,377)
Total operating expenses	(5,483,660)	(2,818,410)
Loss from operations	(5,178,270)	(2,234,961)
Other (expense) income:
Interest income (expense), net	(2,939)	210
Gain on acquisition of a subsidiary	139,724
Other (expense) income, net	(12,815)	(9,673)
Total other (expense) income, net	123,970	(9,463)
Loss before income taxes	(5,054,300)	(2,244,424)
Income tax benefit	98,657	179,413
Net loss	(4,955,643)	(2,065,011)
Other comprehensive income
Foreign currency translation adjustments	(15,969)	36,523
Comprehensive loss	(4,971,612)	(2,028,488)
Less: Comprehensive loss attributable to non-controlling interests	71,274
Comprehensive loss attributable to shareholders	$ (4,900,338)	$ (2,028,488)
Loss per share
Basic (in dollars per share)	$ (0.29)	$ (0.13)
Diluted (in dollars per share)	$ (0.29)	$ (0.13)
Basic (in shares)	16,927,527	15,760,000
Diluted (in shares)	16,927,527	15,760,000